New standards and regulatory changes	6 Months Ended
Jun. 30, 2021
New standards and regulatory changes
New standards and regulatory changes

5.    New standards and regulatory changes

5.1   New standards adopted by the Group, effective as of January 1, 2021

●	Reform to the benchmark interest rate phase 2: In August 2020, IASB published this draft, which complements the one issued in 2019 and focuses on the effects on the financial statements when a company replaces the benchmark interest rate above for an alternative reference rate. The modifications in this phase refer to changes in contractual cash flows, hedge accounting and risk management disclosures.

Benchmark interest rates such as interbank offer rates (IBOR) have an important role in global financial markets, being “LIBOR” one of the most used by various companies for corporate debt and derivative instruments trading, among others. The G20 asked the Financial Stability Board (FSB) to carry out a review of the main benchmark interest rates. As a result of the review, LIBOR and other rates are expected to be replaced with new ones that give greater confidence to the markets in general.

Within the accounting analysis, Ecopetrol established that the contractual cash flows of financial assets or liabilities measured at amortized cost would change as a result of the IBOR reform; however, it is expected that this change will not have an application impact on the financial statements, given the exceptions provided by the amendment where it is established that, if the modification occurs as a direct consequence of the interest rate reform and the new rate is economically equivalent to the previous basis, the entity will not have to make a re-estimate of future interest payments. Monthly financial expenses will be measured at the new interest rate without implying a remeasurement in the rate that could affect the current cost of the financial asset and/or financial liability.

5.2   New standards issued by the IASB that will enter into force in future periods

The IASB issued amendments to the following IFRS, with application as of January 1, 2022 or subsequent periods, it is clarified that the application of these amendments in Colombia is subject to the decrees issued by the Ministry of Industry, Commerce and Tourism:

●	IAS 16 - Property, plant and equipment: amendment that determines the prohibition to deduct from the cost of property, plant and equipment the sales revenue of goods produced, while the company prepares the asset for its intended use. The Ecopetrol Business Group is assessing the application of the amendment to IAS 16 in sales to third parties of the extensive production tests; disclosing separately the amounts of income and costs related to the items produced.
●	IFRS 3 - Business combinations: a reference from the standard to the Conceptual Framework was updated.
●	IAS 37 - Provisions, Liabilities and Contingent Assets: in which it details the costs that an entity must include when determining whether a contract is onerous.
●	Annual improvement cycle 2018-2020 that involves adjustments to IFRS 1 - subsidiary as a first-time adopter, IAS 41 – taxation in fair value measurements, IFRS 16 – lease incentives and IFRS 9 – fees in the 10% test for derecognition of financial liabilities, which clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability.
●	Amendment to IAS 1 - Classifications of liabilities as currents or non-current effective as of January 1st, 2023 as well as the following limited scope amendments.
●	Amendments to IAS 1 - Presentation of financial statements. Companies should disclose material information about their accounting policies and apply the concept of materiality to disclosures of accounting policies.
●	Amendments to IAS 8 - Accounting policies, changes in accounting estimates and errors. Clarifies how companies should distinguish changes in accounting policies from changes in accounting estimates.
●	Amendments to IAS 12 Deferred taxes related to assets and liabilities that are recognized in a single transaction. The purpose of the amendments is to reduce the diversity in reporting of deferred tax on leases and abandonment obligations. The modifications are effective for the annual periods as of January 1, 2023.

The Group is constantly monitoring changes in local accounting regulations to assess the possible impacts that the new standards issued by the international organization may generate in their adoption in Colombia.